Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of operating segments [line items]
Net interest income	$ 5,643		$ 5,398
Non-interest revenue	4,181		3,868
Total Revenue	9,824	$ 9,341	9,266
Total provision for credit losses	746	755	1,011
Depreciation and amortization	547		545
Non-interest expense	5,206		4,882
Income Before Provision for Income Taxes	3,325	3,030	2,828
Provision for (recovery of) income taxes	836	735	690
Net Income	2,489	2,295	2,138
Non-controlling interest in subsidiaries	(1)	7	4
Net income (loss) attributable to bank shareholders	2,490	$ 2,288	2,134
Average assets	1,512,341		1,521,514
Average earning assets	1,334,388		1,319,541
Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	739		859
Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	7		152
Canadian P&C
Disclosure of operating segments [line items]
Net interest income	2,523		2,385
Non-interest revenue	735		658
Total Revenue	3,258		3,043
Total provision for credit losses	515		542
Depreciation and amortization	173		153
Non-interest expense	1,264		1,140
Income Before Provision for Income Taxes	1,306		1,208
Provision for (recovery of) income taxes	358		331
Net Income	948		877
Non-controlling interest in subsidiaries	0		0
Net income (loss) attributable to bank shareholders	948		877
Average assets	346,381		341,485
Average earning assets	344,866		339,325
Canadian P&C | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	497		491
Canadian P&C | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	18		51
U.S. Banking
Disclosure of operating segments [line items]
Net interest income	2,267		2,322
Non-interest revenue	629		642
Total Revenue	2,896		2,964
Total provision for credit losses	219		414
Depreciation and amortization	230		252
Non-interest expense	1,504		1,500
Income Before Provision for Income Taxes	943		798
Provision for (recovery of) income taxes	201		163
Net Income	742		635
Non-controlling interest in subsidiaries	(2)		0
Net income (loss) attributable to bank shareholders	744		635
Average assets	244,203		265,677
Average earning assets	224,843		243,645
U.S. Banking | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	202		312
U.S. Banking | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	17		102
Wealth Management
Disclosure of operating segments [line items]
Net interest income	290		238
Non-interest revenue	1,210		1,082
Total Revenue	1,500		1,320
Total provision for credit losses	(2)		0
Depreciation and amortization	63		55
Non-interest expense	967		828
Income Before Provision for Income Taxes	472		437
Provision for (recovery of) income taxes	120		109
Net Income	352		328
Non-controlling interest in subsidiaries	0		0
Net income (loss) attributable to bank shareholders	352		328
Average assets	56,164		52,550
Wealth Management | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	2		1
Wealth Management | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	(4)		(1)
Capital Markets
Disclosure of operating segments [line items]
Net interest income	700		699
Non-interest revenue	1,512		1,374
Total Revenue	2,212		2,073
Total provision for credit losses	8		46
Depreciation and amortization	81		85
Non-interest expense	1,243		1,166
Income Before Provision for Income Taxes	880		776
Provision for (recovery of) income taxes	223		187
Net Income	657		589
Non-controlling interest in subsidiaries	0		0
Net income (loss) attributable to bank shareholders	657		589
Average assets	593,769		578,952
Capital Markets | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	29		35
Capital Markets | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	(21)		11
Corporate Services
Disclosure of operating segments [line items]
Net interest income	(137)		(246)
Non-interest revenue	95		112
Total Revenue	(42)		(134)
Total provision for credit losses	6		9
Depreciation and amortization	0		0
Non-interest expense	228		248
Income Before Provision for Income Taxes	(276)		(391)
Provision for (recovery of) income taxes	(66)		(100)
Net Income	(210)		(291)
Non-controlling interest in subsidiaries	1		4
Net income (loss) attributable to bank shareholders	(211)		(295)
Average assets	271,824		282,850
Corporate Services | Provision for credit losses on impaired loans
Disclosure of operating segments [line items]
Total provision for credit losses	9		20
Corporate Services | Provision for (recovery of) credit losses on performing loans
Disclosure of operating segments [line items]
Total provision for credit losses	(3)		(11)
All Other Operating Segments
Disclosure of operating segments [line items]
Average earning assets	$ 764,679		$ 736,571